Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	July 31,	January 31,	Useful life
	2013	2013	(Years)

Trade Names/Trademarks	$24,875	$23,212	Indefinite
Website	40,657	40,657	2

	65,532	63,869
Less: accumulated amortization	(18,620)	(8,455)

	$46,912	$55,414

			Useful life
	2013	2012	(Years)

Trade Names/Trademarks	$23,212	$23,066	Indefinite
Website	40,657	3,707	2

Less: accumulated amortization	(8,455)	(2,471)

	$55,414	$24,302